Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 25, 2024
Document Effective Date	Jan. 28, 2024
Prospectus Date	Jan. 28, 2024
Oakmark Fund | Investor Class
Prospectus:
Trading Symbol	OAKMX
Oakmark Fund | Advisor Class
Prospectus:
Trading Symbol	OAYMX
Oakmark Fund | Institutional Class
Prospectus:
Trading Symbol	OANMX
Oakmark Fund | R6 Class
Prospectus:
Trading Symbol	OAZMX
Oakmark Select Fund | Investor Class
Prospectus:
Trading Symbol	OAKLX
Oakmark Select Fund | Advisor Class
Prospectus:
Trading Symbol	OAYLX
Oakmark Select Fund | Institutional Class
Prospectus:
Trading Symbol	OANLX
Oakmark Select Fund | R6 Class
Prospectus:
Trading Symbol	OAZLX
Oakmark Global Fund | Investor Class
Prospectus:
Trading Symbol	OAKGX
Oakmark Global Fund | Advisor Class
Prospectus:
Trading Symbol	OAYGX
Oakmark Global Fund | Institutional Class
Prospectus:
Trading Symbol	OANGX
Oakmark Global Fund | R6 Class
Prospectus:
Trading Symbol	OAZGX
Oakmark Global Select Fund | Investor Class
Prospectus:
Trading Symbol	OAKWX
Oakmark Global Select Fund | Advisor Class
Prospectus:
Trading Symbol	OAYWX
Oakmark Global Select Fund | Institutional Class
Prospectus:
Trading Symbol	OANWX
Oakmark Global Select Fund | R6 Class
Prospectus:
Trading Symbol	OAZWX
Oakmark International Fund | Investor Class
Prospectus:
Trading Symbol	OAKIX
Oakmark International Fund | Institutional Class
Prospectus:
Trading Symbol	OANIX
Oakmark International Fund | Advisor Class
Prospectus:
Trading Symbol	OAYIX
Oakmark International Fund | R6 Class
Prospectus:
Trading Symbol	OAZIX
Oakmark International Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	OAKEX
Oakmark International Small Cap Fund | Advisor Class
Prospectus:
Trading Symbol	OAYEX
Oakmark International Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OANEX
Oakmark International Small Cap Fund | R6 Class
Prospectus:
Trading Symbol	OAZEX
Oakmark Equity and Income Fund | Investor Class
Prospectus:
Trading Symbol	OAKBX
Oakmark Equity and Income Fund | Advisor Class
Prospectus:
Trading Symbol	OAYBX
Oakmark Equity and Income Fund | Institutional Class
Prospectus:
Trading Symbol	OANBX
Oakmark Equity and Income Fund | R6 Class
Prospectus:
Trading Symbol	OAZBX
Oakmark Bond Fund | R6 Class
Prospectus:
Trading Symbol	OAZCX
Oakmark Bond Fund | Advisor Class
Prospectus:
Trading Symbol	OAYCX
Oakmark Bond Fund | Institutional Class
Prospectus:
Trading Symbol	OANCX
Oakmark Bond Fund | Investor Class
Prospectus:
Trading Symbol	OAKCX
Oakmark Small Cap Fund | R6 Class
Prospectus:
Trading Symbol	OAZAX
Oakmark Small Cap Fund | Advisor Class
Prospectus:
Trading Symbol	OAYAX
Oakmark Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OANAX
Oakmark Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	OAKAX